FQF TRUST

QuantShares Hedged Dividend Income Fund (DIVA)

QuantShares U.S. Market Neutral Momentum Fund (MOM)

QuantShares U.S. Market Neutral Value Fund (CHEP)

QuantShares U.S. Market Neutral Size Fund (SIZ)

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

SUPPLEMENT DATED OCTOBER 5, 2016
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 28, 2015

FFCM LLC (“FFCM”), the investment adviser to the QuantShares Hedged Dividend Income Fund, QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund (“Funds”), has agreed to lower the contractual expense limit for the Funds to 0.75%.

Effective immediately, the following changes to apply to the Prospectus:

QuantShares Hedged Dividend Income Fund

In the Fund Summary section of the Prospectus, the information included under the “Fees and Expenses of the Fund” and “Example” headings is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	5.54%
Dividend, Interest and Brokerage Expenses for Short Positions	0.82%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	6.06%
Fee Waiver and Expense Reimbursement(3)	(4.47)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.59%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Based on estimated amounts for the current fiscal year.

(3) Effective October 5, 2016, the Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 13, 2017 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.75% of average net assets (“Expense Cap”). This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.75% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Expense Cap through the time period described above. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$162	$1,402

QuantShares U.S. Market Neutral Momentum Fund

In the Fund Summary section of the Prospectus, the information included under the “Fees and Expenses of the Fund” and “Example” headings is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)(1)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses	20.26%
Dividend, Interest and Brokerage Expenses on Short Positions	1.94%
Total Annual Fund Operating Expenses	20.76%
Fee Waiver and Expense Reimbursement(3)	(18.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.69%

(1) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Effective October 5, 2016, the Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 13, 2017 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.75% of average net assets (“Expense Cap”). This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.75% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Expense Cap through the time period described above. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$272	$3,877	$6,435	$10,035

QuantShares U.S. Market Neutral Value Fund

In the Fund Summary section of the Prospectus, the information included under the “Fees and Expenses of the Fund” and “Example” headings is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment) (1)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses	10.23%
Dividend, Interest and Brokerage Expenses on Short Positions	1.71%
Total Annual Fund Operating Expenses	10.73%
Fee Waiver and Expense Reimbursement(3)	(8.27)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.46%

(1) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Effective October 5, 2016, the Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 13, 2017 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.75% of average net assets (“Expense Cap”). This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.75% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Expense Cap through the time period described above. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$249	$2,325	$4,170	$7,934

QuantShares U.S. Market Neutral Size Fund

In the Fund Summary section of the Prospectus, the information included under the “Fees and Expenses of the Fund” and “Example” headings is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment) (1)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses	15.85%
Dividend, Interest and Brokerage Expenses on Short Positions	2.18%
Total Annual Fund Operating Expenses	16.35%
Fee Waiver and Expense Reimbursement(3)	(13.42)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.93%

(1) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Effective October 5, 2016, the Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 13, 2017 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.75% of average net assets (“Expense Cap”). This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.75% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Expense Cap through the time period described above. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$296	$3,266	$5,599	$9,475

QuantShares U.S. Market Neutral Anti-Beta Fund

In the Fund Summary section of the Prospectus, the information included under the “Fees and Expenses of the Fund” and “Example” headings is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment) (1)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses	6.93%
Dividend, Interest and Brokerage Expenses on Short Positions	1.40%
Total Annual Fund Operating Expenses	7.43%
Fee Waiver and Expense Reimbursement(3)	(5.28)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.15%

(1) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Effective October 5, 2016, the Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 13, 2017 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.75% of average net assets (“Expense Cap”). This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.75% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Expense Cap through the time period described above. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$218	$1,710	$3,129	$6,388

The third paragraph under the “Investment Adviser” heading in the Investment Advisory Services section of the Prospectus is deleted in its entirety and replaced with the following:

FFCM LLC has contractually undertaken until at least November 13, 2017 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 0.75% of average daily net assets for the U.S. Market Neutral Funds and the QuantShares Hedged Dividend Income Fund and 0.65% for the Equal Weighted Funds (“Fee Caps”). (Please note that, prior to October 5, 2016, the Fee Caps for the U.S. Market Neutral Funds and the QuantShares Hedged Dividend Income Fund were set at 1.49% and 0.99%, respectively.) This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed the preceding amounts of that Fund’s average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Effective immediately, the following changes to apply to the Statement of Additional information:

The third paragraph under the heading “Investment Management Agreement” is hereby deleted in its entirety and replaced with the following:

FFCM has contractually undertaken until at least November 13, 2017 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 0.75% of average daily net assets for the U.S. Market Neutral Funds and the QuantShares Hedged Dividend Income Fund and 0.65% for the Long Only Funds (“Fee Caps”). (Please note that, prior to October 5, 2016, the Fee Caps for the U.S. Market Neutral Funds and the QuantShares Hedged Dividend Income Fund were set at 1.49% and 0.99%, respectively.) This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed the preceding amounts of that Fund’s average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.